EARNINGS PER SHARE (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
EARNINGS PER SHARE
Net income	$ 2,672,355	$ 2,746,249	$ 1,369,008	$ 3,042,076	$ 2,180,481	$ 1,700,254	$ 1,066,690	$ 3,117,352	$ 9,829,688	$ 8,064,777	$ 3,292,787
Add (less):Benefit from repurchase of preferred stock, net									363,699
Add (less): Preferred dividends declared									(1,626,900)	(1,626,900)	(1,626,900)
Add (less): Accretion of discount on preferred stock									(420,829)	(439,116)	(433,000)
Income available for common shares	$ 2,541,903	$ 2,228,000	$ 851,149	$ 2,524,606	$ 1,663,399	$ 1,183,558	$ 550,379	$ 2,601,425	$ 8,145,658	$ 5,998,761	$ 1,232,887
Weighted average common shares outstanding - basic (in shares)	10,742,660	10,709,072	10,659,123	10,605,620	10,574,405	10,558,910	10,532,730	10,507,158	10,679,091	10,543,316	10,380,822
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares (in shares)									271,779	301,544	154,789
Equivalent shares - employee stock options and awards (in shares)									42,992	41,259	33,818
Equivalent shares - common stock warrant (in shares)										101,486	57,490
Weighted average common shares outstanding - diluted (in shares)	11,019,007	11,121,025	11,132,612	11,004,706	10,962,188	11,009,935	10,986,206	10,925,023	10,993,862	10,987,605	10,626,919
Earnings per share:
Basic (in dollars per share)	$ 0.24	$ 0.21	$ 0.08	$ 0.24	$ 0.16	$ 0.11	$ 0.05	$ 0.25	$ 0.76	$ 0.57	$ 0.12
Diluted (in dollars per share)	$ 0.23	$ 0.20	$ 0.08	$ 0.23	$ 0.15	$ 0.11	$ 0.05	$ 0.24	$ 0.74	$ 0.55	$ 0.12
Additional disclosures
Anti-dilutive options to purchase common shares excluded from the computations of diluted earnings per share									579,891	666,790	691,080